Auritec License Agreement - Schedule of Non-Royalty Monetization Revenue Percentage (Detail)	12 Months Ended
Dec. 31, 2023
Prior to Successful Completion of a Phase 2b Study [Member]
Disclosure In Tabular Form Of Certain Percentage Of Non Monetization Revenue Payable [Line Items]
Percentage of Non-Royalty Monetization Revenue	30.00%
After Successful Completion of a Phase 2b Study but prior to Successful Completion of a Phase 3 Study [Member]
Disclosure In Tabular Form Of Certain Percentage Of Non Monetization Revenue Payable [Line Items]
Percentage of Non-Royalty Monetization Revenue	20.00%
After Successful Completion of a Phase 3 Study but prior to Regulatory Approval of a Product in the Eupraxia Field from FDA in the United States [Member]
Disclosure In Tabular Form Of Certain Percentage Of Non Monetization Revenue Payable [Line Items]
Percentage of Non-Royalty Monetization Revenue	15.00%
After Regulatory Approval of a Product in the Eupraxia Field from FDA in the United States [Member]
Disclosure In Tabular Form Of Certain Percentage Of Non Monetization Revenue Payable [Line Items]
Percentage of Non-Royalty Monetization Revenue	10.00%